Share-based Compensation - Summary of Warrant Activity (Details)	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Common Stock Warrants [Member]
Number of Warrants, Beginning Balance | shares	247,215
Number of Warrants, Granted | shares	10,678,737
Number of Warrants, Exercised | shares
Number of Warrants, Forfeited | shares
Number of Warrants, Cancelled/Expired | shares
Number of Warrants, Ending Balance | shares	10,925,952
Number of Warrants, Exercisable | shares	10,925,952
Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 29.79
Weighted Average Exercise Price, Granted | $ / shares	2.16
Weighted Average Exercise Price, Exercised | $ / shares
Weighted Average Exercise Price, Forfeited | $ / shares
Weighted Average Exercise Price, Cancelled/Expired | $ / shares
Weighted Average Exercise Price, Ending Balance | $ / shares	2.78
Weighted Average Exercise Price, Exercisable | $ / shares	$ 2.78
Weighted Average Remaining Contractual Term (years), Beginning	4 years 8 months 19 days
Weighted Average Remaining Contractual Term (years), Granted	5 years 4 months 9 days
Weighted Average Remaining Contractual Term (years), Exercised	0 years
Weighted Average Remaining Contractual Term (years), Ending	5 years 3 months 22 days
Weighted Average Remaining Contractual Term (years), Exercisable	5 years 3 months 22 days
Aggregate Intrinsic Value, Beginning | $
Aggregate Intrinsic Value, Granted | $
Aggregate Intrinsic Value, Exercised | $
Aggregate Intrinsic Value, Forfeited | $
Aggregate Intrinsic Value, Cancelled/Expired | $
Aggregate Intrinsic Value, Ending | $
Aggregate Intrinsic Value, Exercisable | $
Pre-funded Common Stock Warrants [Member]
Number of Warrants, Beginning Balance | shares	795,000
Number of Warrants, Granted | shares	1,040,540
Number of Warrants, Exercised | shares	(795,000)
Number of Warrants, Forfeited | shares
Number of Warrants, Cancelled/Expired | shares
Number of Warrants, Ending Balance | shares	1,040,540
Number of Warrants, Exercisable | shares	1,040,540
Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 0.0001
Weighted Average Exercise Price, Granted | $ / shares	0.001
Weighted Average Exercise Price, Exercised | $ / shares	0.0001
Weighted Average Exercise Price, Forfeited | $ / shares
Weighted Average Exercise Price, Cancelled/Expired | $ / shares
Weighted Average Exercise Price, Ending Balance | $ / shares	0.001
Weighted Average Exercise Price, Exercisable | $ / shares	$ 0.001
Weighted Average Remaining Contractual Term (years), Beginning	0 years
Weighted Average Remaining Contractual Term (years), Granted	0 years
Weighted Average Remaining Contractual Term (years), Exercised	0 years
Weighted Average Remaining Contractual Term (years), Ending	0 years
Weighted Average Remaining Contractual Term (years), Exercisable	0 years
Aggregate Intrinsic Value, Beginning | $	$ 2,543,921
Aggregate Intrinsic Value, Granted | $
Aggregate Intrinsic Value, Exercised | $
Aggregate Intrinsic Value, Forfeited | $
Aggregate Intrinsic Value, Cancelled/Expired | $
Aggregate Intrinsic Value, Ending | $	2,069,634
Aggregate Intrinsic Value, Exercisable | $	$ 2,069,634
Preferred Series C Stock Warrants [Member]
Number of Warrants, Beginning Balance | shares	1,990,000
Number of Warrants, Granted | shares
Number of Warrants, Exercised | shares	(1,935,000)
Number of Warrants, Forfeited | shares
Number of Warrants, Cancelled/Expired | shares
Number of Warrants, Ending Balance | shares	55,000
Number of Warrants, Exercisable | shares	55,000
Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 4.00
Weighted Average Exercise Price, Granted | $ / shares
Weighted Average Exercise Price, Exercised | $ / shares	4.00
Weighted Average Exercise Price, Forfeited | $ / shares
Weighted Average Exercise Price, Cancelled/Expired | $ / shares
Weighted Average Exercise Price, Ending Balance | $ / shares	4.00
Weighted Average Exercise Price, Exercisable | $ / shares	$ 4.00
Weighted Average Remaining Contractual Term (years), Beginning	5 years
Weighted Average Remaining Contractual Term (years), Granted	0 years
Weighted Average Remaining Contractual Term (years), Exercised	0 years
Weighted Average Remaining Contractual Term (years), Ending	3 years 11 months 8 days
Weighted Average Remaining Contractual Term (years), Exercisable	3 years 11 months 8 days
Aggregate Intrinsic Value, Beginning | $
Aggregate Intrinsic Value, Granted | $
Aggregate Intrinsic Value, Exercised | $
Aggregate Intrinsic Value, Forfeited | $
Aggregate Intrinsic Value, Cancelled/Expired | $
Aggregate Intrinsic Value, Ending | $
Aggregate Intrinsic Value, Exercisable | $